[redacted]

05044026

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0151
Expires:	July 31, 2008
Estimated average burden hours per response	0.5

FORM TA-W

OFFICIAL USE
FILE NO.
DOC. SEQ. NO.
EFFECTIVE DATE

NOTICE OF WITHDRAWAL FROM REGISTRATION AS TRANSFER AGENT

Pursuant To Section 17A of the Securities Exchange Act of 1934

Read all instructions on reverse side before preparing form. Please print or type.

1. Transfer Agent File No.: *84-5880*   2. Full name of registrant: *PPL Services Corporation*

3. Name under which transfer agent activities are conducted, if different from above:

4. Address of registrants principal place of business: *Two North Ninth Street, Allentown, Pennsylvania* ~~1801~~ 18101

5. Furnish registrants reasons for ceasing the performance of transfer agent functions or for otherwise requesting withdrawal of its registration: *PPL Services Corporation had been acting as co-transfer agent for PPL Corporation's common stock and PPL Electric Utilities Corporation's preferred stock, with Wells Fargo Bank, N.A. acting as the other co-transfer agent for both PPL Corporation and PPL Electric Utilities Corporation. PPL Services Corporation, PPL Corporation and PPL Electric Utilities Corporation are affiliates. On August 24, 2005, PPL Corporation implemented electronic Direct Registration for its common stock, pursuant to which share issuance and transfer is recorded in book entry form by Wells Fargo, and in connection with such change, PPL Corporation elected to solely use Wells Fargo as its transfer agent. In conjunction with this decision, PPL Electric Utilities Corporation also elected to solely use Wells Fargo as its transfer agent. As a result, PPL Services Corporation no longer acts as a co-transfer agent for PPL Corporation or PPL Electric Utilities Corporation (or any other issuers).*

6. Furnish the last date registrant performed transfer agent functions as defined by Section 3(a)(25) of the Act for any security, including debt and equity, registered under Section 12 of the Act or which would be required to be registered except for the exemption from registration provided by subsection (g)(2)(B) or (g)(2)(G) of that section. *August 24, 2005.*

   Does registrant have any intention of performing in the near future a transfer agent function for any such security? *No.*

7. Is registrant directly or indirectly involved in any legal actions or proceedings or aware of any potential claims *(including out-of-proof conditions)* against it in connection with its performance of transfer agent functions for any security? If so, furnish complete information with respect to each.
   ☐ Yes ☒ No

8. Are there any unsatisfied judgments or liens against registrant arising out of its performance of transfer agent functions for any security? If so, furnish complete information regarding each judgment or lien.
   ☐ Yes ☒ No

9. For each issue shown on Schedule B of registrants Form TA-I, as amended, and for any issues for which registrant assumed transfer agent functions since the last amendment to Schedule B, furnish the name(s) and address(es) of any successor transfer agent(s) and state whether such transfer agent(s) is registered as a transfer agent pursuant to the Act. If there is no successor transfer agent(s), so state. *Not applicable.*

10. For each issue shown on Schedule B of registrants Form TA-I, as amended, and for any issues for which registrant assumed transfer agent functions since the last amendment to Schedule B, furnish the name(s) and address(es) of the person(s) who has or will have custody or possession of the books and records which registrant maintained in connection with its performance of transfer agent functions. *Not applicable.*

11. Furnish the address(es), if different from Item 10, where such books and records will be located. *Not applicable.*

PROCESSED
FEB 23 2006
THOMSON
FINANCIAL

SEC MAIL RECEIVED PROCESSING SECTION
DEC 19 2005
WASH, D.C. 209

12. EXECUTION. The registrant submitting this Form and its attachments and the person executing it represent hereby that it and all materials filed in connection therewith contain a true, correct and complete statement of all required information. Registrant also consents hereby to make the books and records it is required to preserve by Rules 17A d-6 and 7 under the Securities Exchange Act of 1934 (17 CFR 240.17A d-6 and 7) available for examination by authorized representatives of the Securities and Exchange Commission during the period the rules require registrant to preserve such books and records and hereby authorizes the person having custody of such books and records to make them available to such representatives.

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations.
(See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

Dated the 16th *day of* December, 2005

PPL Services Corporation
(Name of transfer agent)

James E. Abel
(Manual signature of principal officer or duly authorized principal)

James E. Abel
(Printed name of principal officer or duly authorized principal)

Vice President and Treasurer — 610-774-5987
(Title) — *(Telephone number)*